Designated Accounting Hedges - Summary of Items Designated as Hedged Items (Parenthetical) (Detail) - Discontinued operations [member] - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about hedged items [line items]
AOCI related to discontinued cash flow hedges	$ 641	$ (62)
Accumulated fair value hedge adjustment remaining in statement of financial statement for hedged item that ceased to be adjusted for net assets liabilities	$ 159
Accumulated fair value hedge net liability adjustment		$ 537